DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deferred taxes [text block] [Abstract]
Disclosure Of Deferred Taxes	The Group’s deferred tax assets and liabilities are as follows:

	2019	2018		2019	2018
Statutory position	£m	£m	Tax disclosure	£m	£m
Deferred tax assets	2,666	2,453	Deferred tax assets	4,917	4,731
Deferred tax liabilities	(44)	–	Deferred tax liabilities	(2,295)	(2,278)
Asset at 31 December	2,622	2,453	Asset at 31 December	2,622	2,453

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

	Tax losses	Property, plant and equipment	Pension liabilities	Provisions	Share-based payments	Derivatives	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	4,034	743	90	380	51	–	16	5,314
(Charge) credit to the income statement	(256)	(100)	64	(45)	(6)	–	(5)	(348)
(Charge) credit to other comprehensive income	–	–	(92)	(138)	–	–	–	(230)
Other (charge) credit to equity	–	–	–	–	(5)	–	–	(5)
At 31 December 2018	3,778	643	62	197	40	–	11	4,731
(Charge) credit to the income statement	(167)	(1)	(83)	(87)	4	149	174	(11)
(Charge) credit to other comprehensive income	–	–	74	116	–	–	–	190
Other (charge) credit to equity	–	–	–	–	7	–	–	7
At 31 December 2019	3,611	642	53	226	51	149	185	4,917

	Long-term assurance business	Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	(799)	(879)	(181)	(499)	(207)	(140)	(2,705)
(Charge) credit to the income statement	162	142	(67)	(19)	(33)	7	192
(Charge) credit to other comprehensive income	–	–	(25)	113	141	–	229
Exchange and other adjustments	–	–	–	–	–	6	6
At 31 December 2018	(637)	(737)	(273)	(405)	(99)	(127)	(2,278)
(Charge) credit to the income statement	(193)	221	59	(48)	(19)	(35)	(15)
(Charge) credit to other comprehensive income	–	–	64	(148)	83	–	(1)
Exchange and other adjustments	–	–	–	–	–	(1)	(1)
At 31 December 2019	(830)	(516)	(150)	(601)	(35)	(163)	(2,295)
1	Financial assets at fair value through other comprehensive income.